Capital structure and financial items - Borrowings - Contractual undiscounted cash flows (Details) kr in Millions, € in Billions	Dec. 31, 2025 DKK (kr)	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 DKK (kr)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Gross lease liabilities	kr 10,623		kr 7,451
Lease liabilities	8,572		6,766
Leases, non-current liabilities	7,236		5,428
Leases, current liabilities	1,336		1,338
Bonds issued, undiscounted cash flows	145,041		57,774
Bonds issued	121,074		50,528
Non-current portion of non-current bonds issued	111,373		46,799
Current bonds issued and current portion of non-current bonds issued	9,701		3,729
Total, Contractual discounted cash flows included in the balance sheet at the end of the year	130,958	€ 10	102,787
Non-current portion of non-current borrowings	118,941		89,674
Current borrowings	12,017		13,113
Total, undiscounted cash flow	157,071		112,282
Within 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Gross lease liabilities	1,613		1,510
Bonds issued, undiscounted cash flows	12,536		4,842
Total, undiscounted cash flow	15,137		15,436
1-3 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Gross lease liabilities	2,485		2,327
Bonds issued, undiscounted cash flows	40,369		11,829
Total, undiscounted cash flow	42,978		52,101
3-5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Gross lease liabilities	1,785		1,558
Bonds issued, undiscounted cash flows	27,999		17,700
Total, undiscounted cash flow	29,823		19,286
More than 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Gross lease liabilities	4,740		2,056
Bonds issued, undiscounted cash flows	64,137		23,403
Total, undiscounted cash flow	69,133		25,459
Loans
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings, undiscounted cash flows	477		41,252
Total, Contractual discounted cash flows included in the balance sheet at the end of the year	384		39,701
Non-current portion of non-current borrowings	332		37,447
Current borrowings	52		2,254
Loans | Within 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings, undiscounted cash flows	58		3,279
Loans | 1-3 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings, undiscounted cash flows	124		37,945
Loans | 3-5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings, undiscounted cash flows	39		28
Loans | More than 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings, undiscounted cash flows	256		0
Commercial papers
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings, undiscounted cash flows	747		5,356
Total, Contractual discounted cash flows included in the balance sheet at the end of the year	745		5,343
Non-current portion of non-current borrowings	0		0
Current borrowings	745		5,343
Commercial papers | Within 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings, undiscounted cash flows	747		5,356
Commercial papers | 1-3 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings, undiscounted cash flows	0		0
Commercial papers | 3-5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings, undiscounted cash flows	0		0
Commercial papers | More than 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings, undiscounted cash flows	0		0
Bank overdrafts
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings, undiscounted cash flows	183		449
Total, Contractual discounted cash flows included in the balance sheet at the end of the year	183		449
Non-current portion of non-current borrowings	0		0
Current borrowings	183		449
Bank overdrafts | Within 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings, undiscounted cash flows	183		449
Bank overdrafts | 1-3 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings, undiscounted cash flows	0		0
Bank overdrafts | 3-5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings, undiscounted cash flows	0		0
Bank overdrafts | More than 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings, undiscounted cash flows	kr 0		kr 0